Indebtedness to related parties (Details Narrative)				1 Months Ended											12 Months Ended
	Dec. 15, 2022 USD ($) shares	Dec. 15, 2022 EUR (€) shares	Nov. 12, 2020 USD ($)	Dec. 20, 2023 USD ($)	Dec. 20, 2023 EUR (€)	Jan. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 30, 2022	Aug. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 28, 2021 USD ($)	Oct. 31, 2019 USD ($)	Apr. 30, 2019 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 EUR (€)	Apr. 01, 2021 USD ($)	Apr. 01, 2021 EUR (€)
Related Party Transaction [Line Items]
Debt write off																$ 2,191,000
Recapitalization by WISeKey International Holding Ltd																	7,348,000
Repayment of debt															1,867,000	680,000
Amortization of debt discount															1,003,000	689,000	355,000
Accounts payable															10,073,000	6,963,000
the "Group"
Related Party Transaction [Line Items]
Proceeds from related party							$ 283,754		$ 381,879	$ 444,542	$ 1,910,754	$ 1,463,664
Interest rate							3.00%		3.00%	3.00%	3.00%	3.00%
Debt remission amount																3,105,300		€ 3,000,000	$ 5,871,714	€ 5,000,000
Debt write off				$ 2,191,282	€ 2,000,000
Maturity date							Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Long term debt							$ 1,198,746										1,198,746
Unamortized debt discount							35,340										35,340
Debt							1,163,406								1,407,497	1,277,806	1,163,406
Additional loan amount							$ 208,751										$ 208,751
Accrued liability															129,691
Debt extinguishment, loss															100,285
Debt, noncurrent															3,105,300	9,695,576
Current debt																1,407,497
Interest payable																129,691
Interest expense															82,493	114,400
Accounts payable																$ 1,377,871
Repayment of debt															1,449,911
Amortization of debt discount															29,406
Debt, current															3,008,775
Accounts payable															$ 2,388,441
WISeKey
Related Party Transaction [Line Items]
Lines of credit extended to shareholder loans			$ 4,000,000
Line of credit description			to be drawn down over six months from the date of the commitment, in instalments of between USD 1 million and USD 1.5 million
Line of credit, interest rate			3.00%			2.50%
Debt conversion, converted amount	$ 7,348,397	€ 7,000,000
Debt conversion, shares issued | shares	175,000	175,000
Recapitalization by WISeKey International Holding Ltd	$ 7,164,687
Unamortized debt discount						$ 208,751
Line of credit						5,000,000
Proceeds from line of credit						1,407,497
Line of credit						$ 1,163,406
Line of credit, interest rate						12.30%
Accrued liability						$ 244,091
Debt extinguishment, loss						$ 35,340
WISeCoin AG
Related Party Transaction [Line Items]
Proceeds from related party													$ 2,750,000	€ 250,000
Interest rate								2.50%					3.00%	300.00%